Changes in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Intangible Assets And Goodwill [Line Items]
Goodwill, beginning of year	$ 717,052	$ 727,875
Acquisitions	10,823
Goodwill, end of year	$ 727,875	$ 727,875